FAIR VALUE MEASUREMENTS: (Details 4) (USD $) In Thousands, unless otherwise specified	12 Months Ended			3 Months Ended
	Dec. 31, 2012	Dec. 31, 2012 Fair value measured on a nonrecurring basis Fair Value Basis	Dec. 31, 2011 Fair value measured on a nonrecurring basis Fair Value Basis	Dec. 31, 2012 Fair value measured on a nonrecurring basis Level 3	Dec. 31, 2011 Fair value measured on a nonrecurring basis Level 3
Assets measured at fair value on a nonrecurring basis
Equity method investment		$ 2,127	$ 3,935	$ 2,127	$ 3,935
Equity method investment, Impairment Charges	$ 850			$ 850